COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2014 USD ($)	Oct. 31, 2014 CNY (¥)	Jun. 30, 2017 USD ($)
Guarantor Obligations [Line Items]
Loss Contingency, Damages Sought, Value	$ 2,200,000	¥ 14.8	$ 624,169
Litigation Settlement, Expense	$ 200,000	¥ 1.5
Minimum [Member]
Guarantor Obligations [Line Items]
Guarantee expiration term			6 months
Maximum [Member]
Guarantor Obligations [Line Items]
Guarantee expiration term			12 months